Additional information on the consolidated statements of income - Disclosure of employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additional Information On Consolidated Statements Of Loss Line Items
Employee benefit expenses	$ 19,851	$ 14,586
Employee benefit expenses [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Salaries and short-term employee benefits	11,463	8,348
Share-based compensation	8,388	6,238
Employee benefit expenses	$ 19,851	$ 14,586